Basis of Presentation and Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Y	Dec. 31, 2012 Y
Significant Accounting Policies [Line Items]
Real estate percentage of sales price maintained	1.00%	1.00%
Real estate warranty period	1	1
Minimum [Member]
Significant Accounting Policies [Line Items]
Percentage of service revenue	3.00%	3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of service revenue	5.00%	5.00%